Long-term bank loans and 2022 Notes (Details Narrative) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 25, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 28, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Cash and cash equivalents		$ 225,473		$ 77,506	$ 183,211
Restricted cash, current		$ 12,283			7,299
Debt Instrument, Description of Variable Rate Basis		LIBOR
Long-term Debt, Weighted Average Interest Rate, at Point in Time		3.06%		4.13%
Commitment fees		$ 3		$ 75
Loss on Extinguishment of Debt		2,353		618
8.30% 2022 Notes [Member]
Line of Credit Facility [Line Items]
Debt Issuance Costs, Net		564			768
Long-term Debt [Member]
Line of Credit Facility [Line Items]
Outstanding amount		1,094,936
Debt Issuance Costs, Net		10,789			13,761
Loss on Extinguishment of Debt		0		77
Write off of Deferred Debt Issuance Cost		(1,859)		$ (541)
Not Legally Restricted [Member]
Line of Credit Facility [Line Items]
Cash and cash equivalents		64,000			58,000
Legally restricted [Member]
Line of Credit Facility [Line Items]
Restricted cash, current		$ 17,304			$ 12,320
SEB $39,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date		Jan. 22, 2021
Maximum borrowing capacity		$ 39,000
Amount drawn down	$ 39,000
Delivery Date		January 26, 2021
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 1,950
Line of Credit Facility, Collateral		first priority mortgage on the E.R. Acquisition Vessels
NBG $125,000 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Initiation Date		Jun. 24, 2021
Maximum borrowing capacity		$ 125,000
Amount drawn down			$ 125,000
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 3,750
Line of Credit Facility, Collateral		first priority mortgages on the same 17 vessels financed under the DNB $310,000 Facility
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 50,000
DNB $310,000 Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount		$ 98,505
ING $170,600 Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Collateral		vessels Star Elizabeth and Star Pavlina
Increase in borrowing capacity		$ 40,000
Number of loan tranches		2
Line of Credit Facility, Expiration Period		5 years
ABN AMRO $97,150 Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 97,150
Line of Credit Facility, Collateral		first priority mortgage on the same vessels currently securing the Citibank $130,000 Facility
Number of loan tranches		2
ABN AMRO $97,150 Facility [Member] | Advance A [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 68,950
Repayment installment		20
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 2,250
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 23,950
Line of Credit Facility, Expiration Date		Aug. 31, 2026
ABN AMRO $97,150 Facility [Member] | Advance B [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity		$ 28,200
Repayment installment		12
Line of Credit Facility, Frequency of Payments		quarterly
Line of Credit Facility, Periodic Payment		$ 2,350
Line of Credit Facility, Expiration Date		Aug. 31, 2024
Citibank $130,000 Facility [Member]
Line of Credit Facility [Line Items]
Outstanding amount		$ 93,500
HSBC Working Capital Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity		$ 30,000